REVENUE INFORMATION - Timing of revenue recognition (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 767,688,120	$ 117,653,352	¥ 650,282,167	¥ 501,488,667
Point in time
Disaggregation of Revenue [Line Items]
Revenues	597,627,257		474,920,173	353,009,329
Over time
Disaggregation of Revenue [Line Items]
Revenues	¥ 170,060,863		¥ 175,361,994	¥ 148,479,338